[State Street Letterhead]

March 21, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Alpine Equity Trust (the “Trust” or the “Registrant”)

Securities Act File No. 033-25378

Investment Company Act File No. 811-05684

Ladies and Gentlemen:

As administrator for the Registrant, we are filing on behalf of the Registrant and pursuant to Rule 497 under the Securities Act of 1933, as amended, exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the Prospectus dated February 28, 2018 with respect to Alpine International Real Estate Equity Fund, Alpine Realty Income & Growth Fund and Alpine Global Infrastructure Fund, each a series of the Trust, filed under Rule 497 with the Securities and Exchange Commission on March 5, 2018.

Any questions should be directed to the undersigned at 617-662-3969.

Very truly yours,

/s/ Francine S. Hayes

Francine S. Hayes

Enclosures

cc: A. Pappert